INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVENTORIES
Products	¥ 1,498,900		¥ 1,121,107		$ 217,320
Inventory write-down	¥ 28,498	$ 4,132	¥ 45,976	¥ 24,216